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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for one of its series, Evergreen International Bond Fund, for the six months ended April 30, 2009. This series has October 31 fiscal year end.

Date of reporting period: April 30, 2009

Item 1 – Reports to Stockholders.

Evergreen International Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen International Bond Fund for the six-month period ended April 30, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis and led to increased selling, which spared few equity categories. In early 2009, layoff announcements accelerated; further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, looming auto bankruptcies, and the possibility for more bank re-capitalizations, we believe investors need to prepare for a potential retest of the March 2009 lows in the coming months.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, the U.S. Treasury, the Federal Deposit Insurance Corporation and the Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (the “PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage-related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pentup consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

LETTER TO SHAREHOLDERS continued

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies, while Evergreen Precious Metals Fund’s concentration was on gold and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.
•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

FUND AT A GLANCE

as of April 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Evergreen International Advisors

Portfolio Managers:

Anthony Norris; Peter Wilson; Michael Lee; Alex Perrin

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/15/1993

	Class A	Class B	Class C	Class I	Class IS
Class inception date	9/30/2003	9/30/2003	9/30/2003	12/15/1993	12/15/1993

Nasdaq symbol	ESIYX	ESIUX	ESIVX	ESICX	ESIBX

6-month return with sales charge	5.05%	5.03%	9.02%	N/A	N/A

6-month return w/o sales charge	10.32%	9.90%	9.99%	10.53%	10.32%

Average annual return*

1-year with sales charge	-6.25%	-6.48%	-3.10%	N/A	N/A

1-year w/o sales charge	-1.59%	-2.29%	-2.26%	-1.27%	-1.57%

5-year	3.99%	3.92%	4.24%	5.28%	5.04%

10-year	6.05%	6.16%	6.15%	6.73%	6.48%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen International Bond Fund Class A shares versus a similar investment in the Merrill Lynch Global Broad Market ex US Index† (MLGBMXUS) and the Consumer Price Index (CPI).

The MLGBMXUS is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

†       Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,103.16	$5.32
Class B	$1,000.00	$1,098.99	$9.21
Class C	$1,000.00	$1,099.93	$9.22
Class I	$1,000.00	$1,105.28	$3.97
Class IS	$1,000.00	$1,103.22	$5.27
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.74	$5.11
Class B	$1,000.00	$1,016.02	$8.85
Class C	$1,000.00	$1,016.02	$8.85
Class I	$1,000.00	$1,021.03	$3.81
Class IS	$1,000.00	$1,019.79	$5.06

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.02% for Class A, 1.77% for Class B, 1.77% for Class C, 0.76% for Class I and 1.01% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.36	$11.57	$10.54	$10.74	$11.41	$10.70

Income from investment operations
Net investment income (loss)	0.18 [1]	0.47 [1]	0.43 [1]	0.39	0.35 [1]	0.40 [1]
Net realized and unrealized gains or losses on investments	0.94	(0.92)	0.71	(0.17)	(0.55)	0.82

Total from investment operations	1.12	(0.45)	1.14	0.22	(0.20)	1.22

Distributions to shareholders from
Net investment income	(1.36)	(0.76)	(0.11)	0	(0.42)	(0.47)
Net realized gains	0	0	0	(0.02)	(0.05)	(0.04)
Tax basis return of capital	0	0	0	(0.40)	0	0

Total distributions to shareholders	(1.36)	(0.76)	(0.11)	(0.42)	(0.47)	(0.51)

Net asset value, end of period	$10.12	$10.36	$11.57	$10.54	$10.74	$11.41

Total return[2]	10.32%	(4.07)%	10.90%	2.06%	(1.99)%	11.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$126,293	$66,649	$49,993	$90,166	$81,315	$28,922
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%[3]	0.99%	1.00%	1.09%	1.10%	1.14%
Expenses excluding waivers/reimbursements and expense reductions	1.02%[3]	1.01%	1.05%	1.11%	1.10%	1.14%
Net investment income (loss)	3.51%[3]	4.05%	4.01%	3.70%	3.08%	3.68%
Portfolio turnover rate	77%	87%	106%	196%	86%	103%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.37	$11.58	$10.56	$10.75	$11.42	$10.69

Income from investment operations
Net investment income (loss)	0.14 [1]	0.38 [1]	0.35 [1]	0.31 [1]	0.27 [1]	0.32 [1]
Net realized and unrealized gains or losses on investments	0.94	(0.91)	0.70	(0.16)	(0.55)	0.85

Total from investment operations	1.08	(0.53)	1.05	0.15	(0.28)	1.17

Distributions to shareholders from
Net investment income	(1.34)	(0.68)	(0.03)	0	(0.34)	(0.40)
Net realized gains	0	0	0	(0.02)	(0.05)	(0.04)
Tax basis return of capital	0	0	0	(0.32)	0	0

Total distributions to shareholders	(1.34)	(0.68)	(0.03)	(0.34)	(0.39)	(0.44)

Net asset value, end of period	$10.11	$10.37	$11.58	$10.56	$10.75	$11.42

Total return[2]	9.90%	(4.74)%	10.08%	1.32%	(2.68)%	11.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,779	$10,345	$7,747	$9,157	$10,140	$5,766
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.77%[3]	1.74%	1.74%	1.81%	1.80%	1.84%
Expenses excluding waivers/reimbursements and expense reductions	1.77%[3]	1.74%	1.74%	1.81%	1.80%	1.84%
Net investment income (loss)	2.72%[3]	3.30%	3.28%	2.96%	2.39%	2.99%
Portfolio turnover rate	77%	87%	106%	196%	86%	103%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.35	$11.56	$10.53	$10.73	$11.40	$10.69

Income from investment operations
Net investment income (loss)	0.14 [1]	0.38 [1]	0.35 [1]	0.31 [1]	0.27 [1]	0.32 [1]
Net realized and unrealized gains or losses on investments	0.94	(0.91)	0.71	(0.17)	(0.55)	0.84

Total from investment operations	1.08	(0.53)	1.06	0.14	(0.28)	1.16

Distributions to shareholders from
Net investment income	(1.34)	(0.68)	(0.03)	0	(0.34)	(0.41)
Net realized gains	0	0	0	(0.02)	(0.05)	(0.04)
Tax basis return of capital	0	0	0	(0.32)	0	0

Total distributions to shareholders	(1.34)	(0.68)	(0.03)	(0.34)	(0.39)	(0.45)

Net asset value, end of period	$10.09	$10.35	$11.56	$10.53	$10.73	$11.40

Total return[2]	9.99%	(4.85)%	10.09%	1.31%	(2.67)%	11.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,042	$18,044	$19,983	$26,057	$31,389	$13,676
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.77%[3]	1.74%	1.74%	1.81%	1.80%	1.84%
Expenses excluding waivers/reimbursements and expense reductions	1.77%[3]	1.74%	1.74%	1.81%	1.80%	1.84%
Net investment income (loss)	2.73%[3]	3.31%	3.27%	2.96%	2.38%	2.98%
Portfolio turnover rate	77%	87%	106%	196%	86%	103%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.35	$11.56	$10.54	$10.73	$11.40	$10.69

Income from investment operations
Net investment income (loss)	0.19 [1]	0.50	0.47	0.42 [1]	0.38 [1]	0.43 [1]
Net realized and unrealized gains or losses on investments	0.94	(0.92)	0.69	(0.16)	(0.55)	0.82

Total from investment operations	1.13	(0.42)	1.16	0.26	(0.17)	1.25

Distributions to shareholders from
Net investment income	(1.37)	(0.79)	(0.14)	0	(0.45)	(0.50)
Net realized gains	0	0	0	(0.02)	(0.05)	(0.04)
Tax basis return of capital	0	0	0	(0.43)	0	0

Total distributions to shareholders	(1.37)	(0.79)	(0.14)	(0.45)	(0.50)	(0.54)

Net asset value, end of period	$10.11	$10.35	$11.56	$10.54	$10.73	$11.40

Total return	10.53%	(3.88)%	11.14%	2.45%	(1.71)%	12.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$804,031	$902,304	$1,032,304	$943,309	$806,728	$427,959
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.76%[2]	0.73%	0.74%	0.81%	0.80%	0.84%
Expenses excluding waivers/reimbursements and expense reductions	0.76%[2]	0.73%	0.74%	0.81%	0.80%	0.84%
Net investment income (loss)	3.72%[2]	4.31%	4.31%	3.98%	3.39%	3.96%
Portfolio turnover rate	77%	87%	106%	196%	86%	103%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS IS		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.37	$11.59	$10.55	$10.74	$11.41	$10.70

Income from investment operations
Net investment income (loss)	0.18	0.47 [1]	0.42 [1]	0.40	0.35 [1]	0.40 [1]
Net realized and unrealized gains or losses on investments	0.94	(0.93)	0.72	(0.16)	(0.55)	0.83

Total from investment operations	1.12	(0.46)	1.14	0.24	(0.20)	1.23

Distributions to shareholders from
Net investment income	(1.36)	(0.76)	(0.10)	0	(0.42)	(0.48)
Net realized gains	0	0	0	(0.02)	(0.05)	(0.04)
Tax basis return of capital	0	0	0	(0.41)	0	0

Total distributions to shareholders	(1.36)	(0.76)	(0.10)	(0.43)	(0.47)	(0.52)

Net asset value, end of period	$10.13	$10.37	$11.59	$10.55	$10.74	$11.41

Total return	10.32%	(4.09)%	10.98%	2.11%	(1.95)%	11.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,730	$5,104	$6,417	$18,275	$20,158	$5,816
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.01%[2]	0.98%	1.00%	1.06%	1.05%	1.10%
Expenses excluding waivers/reimbursements and expense reductions	1.01%[2]	0.98%	1.00%	1.06%	1.05%	1.10%
Net investment income (loss)	3.47%[2]	4.06%	3.86%	3.73%	3.13%	3.71%
Portfolio turnover rate	77%	87%	106%	196%	86%	103%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 1.5%
FINANCIALS 0.8%
Consumer Finance 0.8%
Daimler Financial Services AG, 4.875%, 06/15/2010	$7,394,000	$7,340,749

HEALTH CARE 0.5%
Pharmaceuticals 0.5%
Pfizer, Inc., 5.35%, 03/15/2015	4,750,000	5,112,610

INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
ARAMARK Corp., 8.50%, 02/01/2015	1,850,000	1,776,000

Total Corporate Bonds (cost $13,763,352)		14,229,359

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 38.6%
CONSUMER DISCRETIONARY 1.1%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	900,000	779,967

Media 0.5%
Central European Media Enterprises, Ltd.:
8.25%, 05/15/2012 EUR	3,536,000	3,485,468
Class A, FRN, 5.93%, 05/15/2014 EUR	1,800,000	1,274,145

		4,759,613

Multiline Retail 0.5%
Marks & Spencer Group plc, 5.875%, 05/29/2012 GBP	3,200,000	4,667,831

CONSUMER STAPLES 4.7%
Beverages 0.8%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	3,083,000	4,629,245
Central European Distribution Corp., 8.00%, 07/25/2012 EUR	3,861,600	3,653,136

		8,282,381

Food & Staples Retailing 1.0%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	3,195,000	4,227,303
Tesco plc, 5.875%, 09/12/2016 EUR	3,900,000	5,497,832

		9,725,135

Household Products 1.5%
Procter & Gamble Co., 4.50%, 05/12/2014 EUR	10,501,000	14,345,392

Tobacco 1.4%
British American Tobacco plc, 5.875%, 03/12/2015 EUR	7,500,000	10,264,230
Imperial Tobacco Group plc, 7.25%, 09/15/2014 EUR	2,300,000	3,125,126

		13,389,356

FINANCIALS 25.4%
Capital Markets 0.4%
Morgan Stanley, 5.375%, 11/14/2013 GBP	2,791,000	3,663,565

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks 17.3%
Bank Nederlandse Gemeenten NV:
3.75%, 12/16/2013 EUR	10,593,000	$14,381,597
5.50%, 07/20/2012 AUD	9,200,000	6,781,831
European Investment Bank:
4.25%, 10/15/2014 EUR	4,640,000	6,513,666
5.625%, 10/15/2010 EUR	10,456,000	14,615,222
6.125%, 01/23/2017 AUD	12,667,000	9,447,061
6.50%, 09/10/2014 NZD	11,189,000	6,564,827
Instituto de Credito Oficial:
4.50%, 03/07/2013 GBP	8,854,000	13,676,676
4.625%, 06/06/2012 GBP	12,720,000	19,846,138
Kreditanstalt fur Wiederaufbau:
4.125%, 07/04/2017 EUR	6,787,000	9,218,293
4.95%, 10/14/2014 CAD	29,788,000	27,054,084
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	13,912,000	10,225,311
Nordic Investment Bank, 5.375%, 01/18/2011 AUD	11,006,000	8,199,072
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,673,000	1,550,650
Rabobank Nederland, 4.25%, 01/16/2017 EUR	15,041,000	20,012,862

		168,087,290

Consumer Finance 4.1%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	5,751,000	8,453,670
BMW Finance NV, 5.25%, 11/21/2013 GBP	1,000,000	1,370,833
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,238,000	3,100,860
JTI UK Finance plc:
4.50%, 04/02/2014 EUR	2,780,000	3,661,966
4.625%, 06/10/2011 EUR	5,000,000	6,752,068
SLM Corp., 6.50%, 06/15/2010 NZD	2,293,000	1,047,132
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	11,006,000	6,526,860
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR	2,898,000	3,642,625
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	3,900,000	4,824,683

		39,380,697

Diversified Financial Services 2.7%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	8,850,000	7,249,827
General Electric Capital Australia Funding, 6.00%, 06/15/2011 AUD	2,751,000	1,878,524
General Electric Capital Corp., 6.125%, 05/17/2012 GBP	6,685,000	9,664,394
RWE Finance BV, 6.375%, 06/03/2013 GBP	1,956,000	3,132,234
Total Capital SA, 7.50%, 05/27/2011 AUD	5,510,000	4,235,526

		26,160,505

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Insurance 0.9%
ASIF II, Ltd., 5.375%, 12/07/2009 GBP	2,000,000	$2,656,911
Principal Financial Group, Inc., 5.875%, 06/08/2009 GBP	3,955,000	5,841,985

		8,498,896

INDUSTRIALS 1.3%
Aerospace & Defense 0.5%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	4,690,000	4,591,950

Commercial Services & Supplies 0.3%
Iron Mountain, Inc.:
6.75%, 10/15/2018 EUR	2,800,000	3,019,313
7.25%, 04/15/2014 GBP	125,000	170,125

		3,189,438

Machinery 0.5%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,293,000	3,532,599
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	1,651,000	1,452,651

		4,985,250

MATERIALS 1.4%
Chemicals 0.5%
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	4,050,000	4,554,770

Containers & Packaging 0.3%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	376,000	460,174
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	2,626,000	3,057,525

		3,517,699

Metals & Mining 0.6%
Anglo American plc, 5.125%, 12/15/2010 GBP	1,834,000	2,718,837
New World Resources NV, 7.375%, 05/15/2015 EUR	3,155,000	2,755,091

		5,473,928

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.4%
France Telecom:
4.75%, 02/21/2017 EUR	3,500,000	4,680,111
7.25%, 01/28/2013 EUR	6,053,000	9,073,898
7.50%, 03/14/2011 GBP	3,669,000	5,865,554
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	3,453,000	4,134,640

		23,754,203

Wireless Telecommunication Services 1.0%
Vodafone Group, 6.875%, 12/04/2013 EUR	6,440,000	9,552,183

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
UTILITIES 1.3%
Multi-Utilities 1.3%
Veolia Environnement SA:
4.00%, 02/12/2016 EUR	5,205,000	$6,339,768
4.375%, 01/16/2017 EUR	5,000,000	6,018,516

		12,358,284

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $408,042,979)		373,718,333

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 48.0%
Australia, Ser. 17RG, 5.50%, 03/01/2017 AUD	10,721,000	7,792,289
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	26,235,000	35,942,805
Canada:
4.25%, 06/01/2018 CAD	25,100,000	23,191,365
6.25%, 06/16/2015 NZD	18,150,000	10,390,256
France:
2.25%, 07/25/2020 EUR	27,842,500	38,312,231
4.25%, 10/25/2018 EUR	19,500,000	27,205,328
Germany, 4.25%, 07/04/2039 EUR	25,900,000	36,259,301
Korea:
5.25%, 09/10/2015 KRW	11,400,000,000	9,218,655
5.25%, 03/10/2027 KRW	25,590,000,000	20,611,718
Malaysia, 3.83%, 09/28/2011 MYR	112,400,000	32,401,068
Mexico, 10.00%, 12/05/2024 MXN	324,500,000	27,875,833
Netherlands, 4.00%, 07/15/2018 EUR	60,800,000	82,947,887
New Zealand, 6.00%, 12/15/2017 NZD	27,190,000	16,123,400
Norway:
4.25%, 05/19/2017 NOK	270,720,000	42,682,032
5.00%, 05/15/2015 NOK	43,000,000	7,091,213
Sweden:
3.75%, 08/12/2017 SEK	220,900,000	28,751,998
4.50%, 08/12/2015 SEK	128,500,000	17,594,661

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $497,806,966)		464,392,040

YANKEE OBLIGATIONS – CORPORATE 1.0%
CONSUMER DISCRETIONARY 0.2%
Multiline Retail 0.2%
Marks & Spencer Group plc, 6.25%, 12/01/2017	$2,500,000	1,852,225

CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Tesco plc, 5.50%, 11/15/2017	3,250,000	3,157,713

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 0.4%
Consumer Finance 0.2%
Virgin Media Finance plc, 9.125%, 08/15/2016	$1,591,000	$1,575,090

Diversified Financial Services 0.2%
Shell International Finance BV, 4.00%, 03/21/2014	2,400,000	2,477,674

UTILITIES 0.1%
Electric Utilities 0.1%
E.ON AG, 5.80%, 04/30/2018	500,000	480,151

Total Yankee Obligations – Corporate (cost $9,394,428)		9,542,853

U.S. TREASURY OBLIGATIONS 10.1%
U.S. Treasury Bonds, 3.50%, 02/15/2039	48,800,000	44,232,467
U.S. Treasury Notes, 2.75%, 02/15/2019	55,050,000	53,338,110

Total U.S. Treasury Obligations (cost $103,793,775)		97,570,577

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø (cost $14,726,734)	14,726,734	14,726,734

Total Investments (cost $1,047,528,234) 100.7%		974,179,896
Other Assets and Liabilities (0.7%)		(6,304,472)

Net Assets 100.0%		$967,875,424

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2009:

United States	17.9%
France	14.3%
Netherlands	14.3%
Germany	8.6%
United Kingdom	5.7%
Norway	5.2%
Canada	5.0%
Sweden	4.8%
Luxembourg	4.7%
Spain	3.5%
Malaysia	3.4%
South Korea	3.1%
Mexico	2.9%
New Zealand	1.7%
Cayman Islands	1.6%
Australia	1.2%
Finland	0.9%
Bermuda	0.5%
Denmark	0.4%
South Africa	0.2%
Liberia	0.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2009*:

AAA	61.3%
AA	9.7%
A	18.3%
BBB	4.8%
BB	3.0%
B	2.9%

100.0%

The following table shows the percent of total investments based on effective maturity as of April 30, 2009*:

Less than 1 year	0.8%
1 to 3 year(s)	11.2%
3 to 5 years	12.5%
5 to 10 years	57.6%
10 to 20 years	9.2%
20 to 30 years	8.7%

100.0%

*	Calculations exclude equity securities, collateral from securities on loan and segregated cash and cash equivalents, as applicable.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $1,032,801,500)	$959,453,162
Investments in affiliated issuers, at value (cost $14,726,734)	14,726,734

Total investments	974,179,896
Foreign currency, at value (cost $2,545,366)	2,548,976
Receivable for securities sold	17,228,334
Receivable for Fund shares sold	3,169,406
Interest receivable	20,813,912
Unrealized gains on forward foreign currency exchange contracts	15,541,979
Prepaid expenses and other assets	147,891

Total assets	1,033,630,394

Liabilities
Payable for securities purchased	17,746,236
Payable for Fund shares redeemed	1,088,818
Unrealized losses on forward foreign currency exchange contracts	46,823,154
Advisory fee payable	13,160
Distribution Plan expenses payable	1,793
Due to other related parties	2,479
Accrued expenses and other liabilities	79,330

Total liabilities	65,754,970

Net assets	$967,875,424

Net assets represented by
Paid-in capital	$1,056,119,557
Overdistributed net investment income	(65,977,655)
Accumulated net realized gains on investments	82,569,241
Net unrealized losses on investments	(104,835,719)

Total net assets	$967,875,424

Net assets consists of
Class A	$126,292,991
Class B	10,778,895
Class C	22,042,022
Class I	804,031,077
Class IS	4,730,439

Total net assets	$967,875,424

Shares outstanding (unlimited number of shares authorized)
Class A	12,477,901
Class B	1,065,670
Class C	2,183,964
Class I	79,510,758
Class IS	466,884

Net asset value per share
Class A	$10.12
Class A — Offering price (based on sales charge of 4.75%)	$10.62
Class B	$10.11
Class C	$10.09
Class I	$10.11
Class IS	$10.13

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $62,745)	$21,678,887
Securities lending	182,690
Income from affiliated issuers	89,550

Total investment income	21,951,127

Expenses
Advisory fee	2,420,506
Distribution Plan expenses
Class A	115,744
Class B	52,627
Class C	100,023
Class IS	6,167
Administrative services fee	489,451
Transfer agent fees	262,328
Trustees’ fees and expenses	19,313
Printing and postage expenses	41,554
Custodian and accounting fees	395,405
Registration and filing fees	75,572
Professional fees	29,429
Interest expense	209
Other	12,194

Total expenses	4,020,522
Less: Expense reductions	(2,029)

Net expenses	4,018,493

Net investment income	17,932,634

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(47,892,979)
Foreign currency related transactions	137,067,858

Net realized gains on investments	89,174,879

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	106,241,251
Foreign currency related transactions	(110,686,057)

Net change in unrealized gains or losses on investments	(4,444,806)

Net realized and unrealized gains or losses on investments	84,730,073

Net increase in net assets resulting from operations	$102,662,707

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009		Year Ended
	(unaudited)		October 31, 2008

Operations
Net investment income		$17,932,634		$49,376,893
Net realized gains on investments		89,174,879		89,195,950
Net change in unrealized gains or losses on investments		(4,444,806)		(181,153,922)

Net increase (decrease) in net assets resulting from operations		102,662,707		(42,581,079)

Distributions to shareholders from
Net investment income
Class A		(10,527,715)		(4,150,649)
Class B		(1,309,422)		(561,111)
Class C		(2,364,573)		(1,233,967)
Class I		(115,690,193)		(72,043,171)
Class IS		(655,205)		(384,123)

Total distributions to shareholders		(130,547,108)		(78,373,021)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	7,505,657	76,814,514	4,704,438	54,942,374
Class B	214,177	2,168,696	560,623	6,556,765
Class C	704,717	7,256,794	707,315	8,296,180
Class I	12,349,306	129,039,678	38,332,675	448,511,130
Class IS	19,587	205,710	219,645	2,523,744

		215,485,392		520,830,193

Net asset value of shares issued in reinvestment of distributions
Class A	817,289	8,580,511	291,563	3,254,043
Class B	86,273	907,390	34,259	382,504
Class C	133,596	1,401,984	59,341	662,198
Class I	5,170,144	54,201,138	2,314,240	25,813,084
Class IS	30,817	324,071	15,982	179,421

		65,415,094		30,291,250

Automatic conversion of Class B shares to Class A shares
Class A	45,067	460,439	34,893	402,130
Class B	(45,035)	(460,439)	(34,864)	(402,130)

		0		0

Payment for shares redeemed
Class A	(2,321,530)	(23,576,095)	(2,921,564)	(33,065,527)
Class B	(187,008)	(1,893,300)	(231,586)	(2,641,561)
Class C	(397,592)	(4,077,724)	(752,432)	(8,519,069)
Class I	(25,190,070)	(257,273,787)	(42,780,588)	(496,464,656)
Class IS	(75,581)	(766,131)	(297,309)	(3,474,096)

		(287,587,037)		(544,164,909)

Net increase (decrease) in net assets resulting from capital share transactions		(6,686,551)		6,956,534

Total decrease in net assets		(34,570,952)		(113,997,566)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	April 30, 2009	Year Ended
	(unaudited)	October 31, 2008

Net assets
Beginning of period	$1,002,446,376	$1,116,443,942

End of period	$967,875,424	$1,002,446,376

Undistributed (overdistributed) net investment income	$(65,977,655)	$46,636,819

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.45% as average daily net assets increase. For the six months ended April 30, 2009, the advisory fee was equivalent to an annual rate of 0.49% of the Fund’s average daily net assets.

First International Advisors, LLC, d/b/a Evergreen International Advisors, an affiliate of EIMC and a majority-owned subsidiary of Wells Fargo, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

agreement between EIMC and the Fund’s sub-advisor would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with the sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen International Advisors, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect. In addition, a new interim sub-advisory agreement with the same terms and conditions became effective with the sub-advisor to the Fund.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009. In addition, on the same date, shareholders also approved a new sub-advisory agreement with the sub-advisor.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the six months ended April 30, 2009, EIS received $7,602 from the sale of Class A shares and $638, $12,745 and $2,638 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended April 30, 2009:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$244,973,243	$481,024,997	$157,382,942	$576,435,057

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$112,297,311	$0
Level 2 – Other Significant Observable Inputs	861,882,585	(31,281,175)
Level 3 – Significant Unobservable Inputs	0	0

Total	$974,179,896	$(31,281,175)

*	Other financial instruments include forwards.

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $1,059,026,597. The gross unrealized appreciation and depreciation on securities based

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

on tax cost was $1,046,531 and $85,893,232, respectively, with a net unrealized depreciation of $84,846,701.

As of October 31, 2008, the Fund had $6,064,174 in capital loss carryovers for federal income tax purposes with $856,664 expiring in 2014 and $5,207,510 expiring in 2015.

6. DERIVATIVE TRANSACTIONS

At April 30, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

05/07/2009	15,570,000,000	JPY	$157,878,726	$175,263,824	$(17,385,098)
05/20/2009	59,025,000	EUR	78,091,955	74,343,168	3,748,787
05/20/2009	375,500,000	MXN	27,121,799	27,016,332	105,467
05/26/2009	2,349,500,000	JPY	23,830,066	25,066,146	(1,236,080)
05/26/2009	974,400,000	JPY	9,882,961	9,827,286	55,675
05/26/2009	1,064,100,000	JPY	10,792,753	10,874,808	(82,055)
06/16/2009	12,045,000	GBP	17,818,285	17,865,746	(47,461)
06/16/2009	6,100,000	GBP	9,023,789	8,909,477	114,312

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2009	In Exchange for		U.S. Value at April 30, 2009	Unrealized Gain (Loss)

05/11/2009	4,890,000,000	JPY	$49,587,022	43,232,252	EUR	$57,199,404	$(7,612,382)
05/12/2009	2,540,000,000	JPY	25,757,216	54,483,054	NZD	30,805,864	(5,048,648)
05/13/2009	4,437,065,000	JPY	44,995,289	33,143,590	GBP	49,030,511	(4,035,222)
05/13/2009	27,200,000	GBP	40,237,943	3,618,715,200	JPY	36,696,586	3,541,357
05/26/2009	74,850,000	EUR	99,026,906	9,049,065,600	JPY	91,781,159	7,245,747
06/25/2009	26,475,000	EUR	35,021,768	3,477,756,000	JPY	35,289,501	(267,733)
06/30/2009	35,132,752	EUR	46,473,262	382,550,000	SEK	47,554,468	(1,081,206)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at April 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

05/12/2009	24,960,000	NZD	$14,112,909	$13,267,488	$(845,421)
05/20/2009	18,521,373	EUR	24,504,366	25,235,000	730,634
05/20/2009	13,675,000	EUR	18,092,461	17,846,286	(246,175)
05/20/2009	375,500,000	MXN	27,121,799	25,234,367	(1,887,432)
05/26/2009	473,500,000	JPY	4,802,527	4,795,423	(7,104)
06/02/2009	35,690,000	EUR	47,216,912	45,552,932	(1,663,980)
06/16/2009	55,372,000	GBP	81,912,335	76,535,178	(5,377,157)

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2009 was as follows:

Derivatives not accounted for as hedging instruments under Statement 133	Location of gains or losses on derivatives recognized in income	Realized gains on derivatives recognized in income	Changes in unrealized gains or losses on derivatives recognized in income

Forward foreign currency contracts	Net realized gain on foreign currency related transactions/Net change in unrealized gains or losses on foreign currency related transactions	$132,783	$(110,574,341)

7. IN - KIND TRANSACTION

Effective at the close of business on March 14, 2008, the Fund distributed assets through an in-kind redemption. The number and value of Class I shares redeemed are reflected as payment for shares redeemed in the Statement of Changes in Net Assets for the year ended October 31, 2008. In the transaction, the Fund distributed securities with a market value and accrued interest of $97,382,645 and cash in the amount of $7,181,662. The Fund realized $9,656,376 of net capital gains resulting from the in-kind redemption. The Fund recognized a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities. Such gains were not taxable to the Fund and are not required to be distributed to shareholders.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2009, the Fund did not participate in the interfund lending program.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata.

During the six months ended April 30, 2009, the Fund had average borrowings outstanding of $27,500 (on an annualized basis) at an average rate of 0.76% and paid interest of $209.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

14. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.

Proposal 1a — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$729,195,805
Net assets voted “Against”	$2,237,908
Net assets voted “Abstain”	$2,625,859

Proposal 1b — To consider and act upon a new investment sub-advisory agreement with First International Advisors, LLC, d/b/a Evergreen International Advisors.

Net assets voted “For”	$729,338,947
Net assets voted “Against”	$2,145,034
Net assets voted “Abstain”	$2,575,591

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566678 rv6 06/2009

Item 2 – Code of Ethics

Not required for this semi-annual filing.

Item 3 – Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2009

By:	/s/ Kasey Phillips

Kasey Phillips Principal Financial Officer

Date: June 29, 2009